Long-term Debt - Revolving Credit Facility (Details) - Revolving Credit Facility - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Long-term Debt
Maximum borrowing capacity	$ 20,000,000		$ 20,000,000
Interest rate basis	LIBOR
Interest rate floor	0.50%
Unused fee percentage	0.30%
Outstanding borrowings	$ 0	$ 0	0
Interest expense		$ 38,000
Term of debt		4 years
Amortisation of deferred financing costs		$ 140,000	$ 5,000
Minimum
Long-term Debt
Adjustment to interest rate basis	2.00%		2.00%
Maximum
Long-term Debt
Adjustment to interest rate basis	2.50%		2.50%